Segment reporting - Bookings and management EBITDA (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Segment revenue	$ 212,755,000	$ 420,933,000	$ 464,549,000	$ 479,688,000
Operating segments
Disclosure of operating segments [line items]
Segment revenue		420,933,000	464,549,000	479,688,000
Nexters Global Ltd
Disclosure of operating segments [line items]
Segment Management EBITDA		49,894,000	43,975,000	126,815,000
Nexters Global Ltd | Operating segments
Disclosure of operating segments [line items]
Segment revenue		403,639,000	447,148,000	472,394,000
Segment Management EBITDA		49,894,000	43,975,000	126,815,000
All other segments
Disclosure of operating segments [line items]
Segment Management EBITDA		(14,200,000)	(15,670,000)	(13,672,000)
All other segments | Operating segments
Disclosure of operating segments [line items]
Segment revenue		17,294,000	17,401,000	7,294,000
Segment Management EBITDA		$ (14,200,000)	$ (15,670,000)	$ (13,672,000)